Cover	Sep. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Entity File Number	1-10702
Entity Registrant Name	TEREX CORPORATION
Entity Central Index Key	0000097216
Entity Tax Identification Number	34-1531521
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Merritt 7, 4th Floor
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	222-7170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	TEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false